Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTEREST INCOME
Interest and fees on loans	$ 228,585	$ 197,725	$ 139,057
Interest on securities
Taxable	18,883	23,314	20,676
Tax-exempt	13,100	13,209	8,391
Other investments	6,208	5,429	884
Total Interest Income	266,776	239,677	169,008
INTEREST EXPENSE
Deposits	92,694	75,075	14,151
Other borrowings and subordinated debt and debentures	7,834	8,273	5,296
Total Interest Expense	100,528	83,348	19,447
Net Interest Income	166,248	156,329	149,561
Provision for credit losses	4,468	6,210	5,341
Net Interest Income After Provision for Credit Losses	161,780	150,119	144,220
NON-INTEREST INCOME
Interchange income	13,992	13,996	13,955
Service charges on deposit accounts	11,870	12,361	12,288
Net gains (losses) on assets
Mortgage loans	6,579	7,436	6,431
Equity securities at fair value	2,685	0	0
Securities available for sale	(428)	(222)	(275)
Mortgage loan servicing, net	9,447	4,626	18,773
Other	12,217	12,479	10,737
Total Non-interest Income	56,362	50,676	61,909
NON-INTEREST EXPENSE
Compensation and employee benefits	84,955	78,965	81,007
Data processing	13,579	11,862	10,183
Occupancy, net	7,806	7,908	8,907
Interchange expense	4,504	4,332	4,242
Furniture, fixtures and equipment	3,762	3,756	4,007
Advertising	3,058	2,165	2,074
FDIC deposit insurance	2,870	3,005	2,142
Legal and professional	2,566	2,208	2,133
Loan and collection	2,474	2,174	2,657
Communications	2,095	2,406	2,871
Costs (recoveries) related to unfunded lending commitments	(373)	424	599
Other	7,800	7,914	7,519
Total Non-interest Expense	135,096	127,119	128,341
Income Before Income Tax	83,046	73,676	77,788
Income tax expense	16,256	14,609	14,437
Net Income	$ 66,790	$ 59,067	$ 63,351
Net income per common share
Basic (in dollars per share)	$ 3.20	$ 2.82	$ 3.00
Diluted (in dollars per share)	$ 3.16	$ 2.79	$ 2.97